Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	9.98%	14.15%	(2.35%)	6.73%	10.42%